PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 88.1%
Asset-Backed Securities 15.0%
Automobiles 9.4%
Ally Auto Receivables Trust,
Series 2018-03, Class A3	3.000%	01/17/23	12,193	$12,351,805
Series 2019-02, Class A3	2.230	01/16/24	3,700	3,755,634
Ally Master Owner Trust,
Series 2017-03, Class A1, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.500%)	1.244(c)	06/15/22	6,600	6,580,907
Series 2018-02, Class A	3.290	05/15/23	9,100	9,098,709
Series 2018-04, Class A	3.300	07/17/23	10,000	9,962,745

Bank of The West Auto Trust, Series 2017-01, Class A3, 144A	2.110	01/15/23	556	558,645
BMW Floorplan Master Owner Trust, Series 2018-01, Class A1, 144A	3.150	05/15/23	5,000	5,053,834
CarMax Auto Owner Trust,
Series 2017-04, Class A3	2.110	10/17/22	1,424	1,428,763
Series 2018-01, Class A3	2.480	11/15/22	2,286	2,300,615
Series 2018-02, Class A3	2.980	01/17/23	4,782	4,838,604
Series 2018-03, Class A3	3.130	06/15/23	9,100	9,256,820
Series 2018-04, Class A3	3.360	09/15/23	9,500	9,742,679
Series 2019-01, Class A2A	3.020	07/15/22	1,989	1,998,270
Series 2019-02, Class A3	2.680	03/15/24	3,500	3,571,398

Fifth Third Auto Trust, Series 2019-01, Class A3	2.640	12/15/23	2,500	2,548,064
Ford Credit Auto Owner Trust,
Series 2015-02, Class A, 144A	2.440	01/15/27	4,100	4,096,729
Series 2016-01, Class A, 144A	2.310	08/15/27	3,250	3,251,202
Series 2017-01, Class A, 144A	2.620	08/15/28	4,600	4,637,123
Ford Credit Floorplan Master Owner Trust,
Series 2017-02, Class A2, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.620%)	1.164(c)	09/15/22	7,500	7,406,007
Series 2019-01, Class A	2.840	03/15/24	8,400	8,327,734
Series 2019-03, Class A1	2.230	09/15/24	3,800	3,692,645

GM Financial Automobile Leasing Trust, Series 2019-03, Class A2A	2.090	10/20/21	4,525	4,530,959
GM Financial Consumer Automobile Receivables Trust,
Series 2018-03, Class A3	3.020	05/16/23	4,022	4,086,841
Series 2018-04, Class A3	3.210	10/16/23	5,900	6,021,996
GMF Floorplan Owner Revolving Trust,
Series 2017-02, Class A2, 144A, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)	1.244(c)	07/15/22	9,000	8,951,993

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
GMF Floorplan Owner Revolving Trust, (cont’d.)
Series 2018-04, Class A1, 144A	3.500%	09/15/23	13,100	$13,201,408
Series 2019-01, Class A, 144A	2.700	04/15/24	10,500	10,450,979
Honda Auto Receivables Owner Trust,
Series 2018-02, Class A3	3.010	05/18/22	4,213	4,260,917
Series 2019-02, Class A3	2.520	06/21/23	2,000	2,046,269

Hyundai Auto Lease Securitization Trust, Series 2019-B, Class A2, 144A	2.080	12/15/21	11,133	11,130,022
Hyundai Floorplan Master Owner Trust, Series 2019-01, Class A, 144A	2.680	04/15/24	4,900	4,870,743
Mercedes-Benz Auto Receivables Trust, Series 2018-01, Class A3	3.030	01/17/23	4,216	4,270,058
Nissan Auto Receivables Owner Trust, Series 2018-B, Class A3	3.060	03/15/23	4,300	4,372,127
Santander Retail Auto Lease Trust,
Series 2019-A, Class A2, 144A	2.720	01/20/22	10,400	10,463,101
Series 2019-C, Class A2A, 144A	1.890	09/20/22	15,256	15,227,451

Toyota Auto Receivables Owner Trust, Series 2018-C, Class A3	3.020	12/15/22	5,300	5,391,161
World Omni Auto Receivables Trust,
Series 2018-C, Class A3	3.130	11/15/23	8,100	8,239,749
Series 2018-D, Class A3	3.330	04/15/24	8,400	8,634,730
Series 2019-A, Class A3	3.040	05/15/24	1,800	1,837,990

World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A2A	2.050	07/15/22	11,967	11,996,641
				254,444,067
Credit Cards 3.5%
American Express Credit Account Master Trust,
Series 2018-06, Class A	3.060	02/15/24	7,700	7,914,344
Series 2018-08, Class A	3.180	04/15/24	7,700	7,961,948
Series 2019-01, Class A	2.870	10/15/24	15,000	15,584,618
Series 2019-02, Class A	2.670	11/15/24	6,900	7,150,341
Series 2019-03, Class A	2.000	04/15/25	14,800	15,215,997
BA Credit Card Trust,
Series 2018-A03, Class A3	3.100	12/15/23	4,500	4,635,243
Series 2019-A01, Class A1	1.740	01/15/25	16,600	16,945,172
Discover Card Execution Note Trust,
Series 2018-A04, Class A4	3.110	01/16/24	7,400	7,616,073

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Credit Cards (cont’d.)
Discover Card Execution Note Trust, (cont’d.)
Series 2018-A05, Class A5	3.320%	03/15/24	10,100	$10,439,105
Series 2019-A01, Class A1	3.040	07/15/24	1,000	1,039,322
				94,502,163
Home Equity Loans 1.5%
ABFC Trust,
Series 2003-AHL01, Class A1	4.184	03/25/33	240	238,563
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	1.167(c)	04/25/33	654	569,310
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.387(c)	03/25/34	545	514,162

Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	1.187(c)	01/25/35	1,056	980,939
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M2, 1 Month LIBOR + 2.550% (Cap N/A, Floor 1.700%)	3.037(c)	11/25/33	27	30,851
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)	1.227(c)	12/25/33	218	198,001
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W03, Class M2, 1 Month LIBOR + 2.700% (Cap N/A, Floor 1.800%)	3.187(c)	09/25/33	7,648	7,310,064
Series 2003-W04, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)	1.687(c)	10/25/33	2,123	1,992,667
Series 2004-W08, Class A2, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.480%)	1.447(c)	05/25/34	25	24,845

Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	1.167(c)	11/25/33	193	176,817
Bear Stearns Asset-Backed Securities Trust, Series 2003-03, Class M1, 1 Month LIBOR + 1.230% (Cap 11.000%, Floor 0.820%)	1.717(c)	06/25/43	523	501,103
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.537(c)	11/25/33	1,465	1,399,074

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
CDC Mortgage Capital Trust, (cont’d.)
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	1.462%(c)	03/25/34	552	$534,359

Equifirst Mortgage Loan Trust, Series 2003-01, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 1.900%)	3.337(c)	12/25/32	59	58,372
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)	1.837(c)	02/25/33	479	450,043
Series 2002-04, Class M1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)	1.987(c)	03/25/33	342	333,643
Series 2003-02, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 0.880%)	1.807(c)	08/25/33	880	825,021
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 0.860%)	1.777(c)	08/25/33	829	787,805
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)	1.567(c)	04/25/34	326	310,165

MASTR Asset-Backed Securities Trust, Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	1.187(c)	09/25/34	148	131,650
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	1.287(c)	08/25/35	51	44,236
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)	1.687(c)	08/25/35	323	311,079
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC06, Class M1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)	1.987(c)	11/25/32	210	204,709
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)	1.762(c)	04/25/33	1,385	1,351,888
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450% (Cap N/A, Floor 2.300%)	3.937(c)	04/25/33	88	84,427
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.537(c)	09/25/33	980	920,356
Series 2003-NC08, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 1.750%)	3.112(c)	09/25/33	13	11,678
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.507(c)	10/25/33	158	151,752
Series 2004-HE01, Class A4, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)	1.227(c)	01/25/34	1,136	1,059,409

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, (cont’d.)
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.387%(c)	08/25/34	2,819	$2,624,359

Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)	1.837(c)	03/25/33	320	309,421
New Century Home Equity Loan Trust,
Series 2003-06, Class M1, 1 Month LIBOR + 1.080% (Cap 12.500%, Floor 0.720%)	1.567(c)	01/25/34	4,634	4,319,174
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.590%)	1.372(c)	05/25/34	3,286	3,021,419

Renaissance Home Equity Loan Trust, Series 2003-01, Class A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.430%)	1.347(c)	06/25/33	257	222,131
Residential Asset Securities Trust, Series 2004-KS05, Class AI5	4.699(cc)	06/25/34	5,648	5,668,076
Saxon Asset Securities Trust, Series 2003-03, Class M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 1.600%)	2.887(c)	12/25/33	42	39,601
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)	1.727(c)	02/25/34	2,611	2,436,655
				40,147,824
Residential Mortgage-Backed Securities 0.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R05, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)	1.357(c)	07/25/34	404	396,283
Amortizing Residential Collateral Trust, Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.200%)	2.287(c)	07/25/32	80	76,347
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.250%)	0.987(c)	05/25/32	379	360,591
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)	1.147(c)	11/25/32	344	330,888

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.537%(c)	07/25/33	162	$155,435
Series 2004-ECC01, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.315%)	1.432(c)	11/25/34	2,321	2,189,827

Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.507(c)	11/25/33	600	552,129
CWABS, Inc., Asset-Backed Certificates, Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)	1.237(c)	03/25/34	262	256,120
Equity One Mortgage Pass-Through Trust, Series 2003-01, Class M1	4.860(cc)	08/25/33	63	64,040
First Franklin Mortgage Loan Trust, Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	1.207(c)	08/25/34	185	181,874
GSAMP Trust, Series 2003-FM01, Class M2, 1 Month LIBOR + 2.775% (Cap N/A, Floor 1.850%)	3.493(c)	03/20/33	35	36,293
HSI Asset Securitization Corp. Trust, Series 2006-OPT04, Class 2A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)	0.737(c)	03/25/36	1,400	1,332,723
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)	1.612(c)	07/25/33	864	810,763
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.507(c)	08/25/33	513	496,559
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	1.282(c)	06/25/34	2,052	1,874,064
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)	1.342(c)	07/25/34	2,750	2,432,566
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 1.900%)	3.337(c)	02/25/34	223	208,206
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)	2.137(c)	10/25/34	792	752,043

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.387(c)	05/25/34	439	399,694

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Saxon Asset Securities Trust, Series 2004-02, Class AF3	3.831%(cc)	08/25/35	170	$176,183
Specialty Underwriting & Residential Finance Trust, Series 2004-BC04, Class A1B, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	1.287(c)	10/25/35	609	567,908
Structured Asset Investment Loan Trust, Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	1.167(c)	01/25/33	104	98,633
				13,749,169
Student Loans 0.1%
Navient Student Loan Trust,
Series 2018-04A, Class A1, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.000%)	0.737(c)	06/27/67	725	724,405
Series 2019-01A, Class A1, 144A, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)	0.817(c)	12/27/67	1,327	1,327,097
				2,051,502

Total Asset-Backed Securities (cost $396,471,481)				404,894,725
Certificates of Deposit 2.6%
Credit Agricole Corporate and Investment Bank, 3 Month LIBOR + 0.480%	1.253(c)	09/13/21	10,000	9,876,497
Nordea Bank Abp, 3 Month LIBOR + 0.200%	1.904(c)	02/14/22	20,000	19,565,447
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.350%	1.661(c)	07/12/21	5,000	4,958,873
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.355%	2.047(c)	05/13/21	16,000	15,870,805
Svenska Handelsbanken, 3 Month LIBOR + 0.200%	1.892(c)	02/18/22	20,000	19,794,180

Total Certificates of Deposit (cost $70,971,163)				70,065,802
Commercial Mortgage-Backed Securities 14.6%
BANK, Series 2017-BNK05, Class A1	1.909	06/15/60	1,144	1,144,759

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	1.536%(c)	03/15/37	42,270	$39,832,915
BX Commercial Mortgage Trust, Series 2018-BIOA, Class A, 144A, 1 Month LIBOR + 0.671% (Cap N/A, Floor 0.648%)	1.485(c)	03/15/37	35,000	33,472,796
BX Trust, Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)	1.902(c)	09/15/37	9,369	7,703,975
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 144A, 1 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.884(c)	12/15/37	9,500	9,146,634
CD Mortgage Trust, Series 2017-CD06, Class A1	2.168	11/13/50	2,424	2,432,648
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)	1.604(c)	07/15/32	4,568	4,437,692
Citigroup Commercial Mortgage Trust, Series 2016-P04, Class A2	2.450	07/10/49	20,000	20,086,104
Commercial Mortgage Trust,
Series 2014-CR15, Class A2	2.928	02/10/47	997	998,698
Series 2014-UBS02, Class A2	2.820	03/10/47	31	30,771
Series 2014-UBS05, Class A2	3.031	09/10/47	691	692,532
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.814(c)	09/15/33	31,508	29,375,557

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.794(c)	05/15/36	35,000	34,064,450
CSWF, Series 2018-TOP, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.814(c)	08/15/35	14,682	13,540,785
DBJPM Mortgage Trust,
Series 2016-C01, Class A1	1.676	05/10/49	390	389,388
Series 2016-C03, Class A1	1.502	08/10/49	420	419,180
GS Mortgage Securities Trust,
Series 2018-GS09, Class A1	2.861	03/10/51	3,194	3,234,183
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)	1.904(c)	10/15/31	26,300	24,681,932
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A	3.472	07/15/47	14,302	14,481,649

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JP Morgan Chase Commercial Mortgage Securities Trust, (cont’d.)
Series 2017-FL11, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	1.664%(c)	10/15/32	9,977	$10,002,397
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.932(c)	07/05/33	20,000	18,955,402
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.814(c)	09/15/29	4,600	4,411,049
Series 2020-NNN, Class AFL, 144A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.860%)	1.654(c)	01/16/37	2,700	2,566,654
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659	11/15/45	893	916,568
Series 2014-C24, Class A3	3.098	11/15/47	19,500	19,590,558

LSTAR Commercial Mortgage Trust, Series 2017-05, Class A2, 144A	2.776	03/10/50	10,789	10,895,262
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3	2.655	02/15/46	5,848	5,873,986
Series 2015-C24, Class A2	3.088	05/15/48	2,501	2,505,743

Morgan Stanley Capital I Trust, Series 2012-C04, Class A4	3.244	03/15/45	3,450	3,487,986
UBS Commercial Mortgage Trust, Series 2017-C01, Class A1	1.887	06/15/50	1,106	1,106,608
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A4	3.525	05/10/63	43,642	44,759,074
Series 2012-C04, Class A3	2.533	12/10/45	16,136	16,128,770
Wells Fargo Commercial Mortgage Trust,
Series 2015-P02, Class A2B	4.898(cc)	12/15/48	9,800	9,920,160
Series 2017-RC01, Class A1	2.012	01/15/60	124	124,510

WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A3FL, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	1.501(c)	03/15/47	2,850	2,853,117

Total Commercial Mortgage-Backed Securities (cost $407,239,262)				394,264,492
Corporate Bonds 55.9%
Aerospace & Defense 0.9%
General Dynamics Corp.,
Gtd. Notes, 3 Month LIBOR + 0.290%	2.021(c)	05/11/20	4,000	4,000,859
Gtd. Notes, 3 Month LIBOR + 0.380%	2.111(c)	05/11/21	10,675	10,636,847

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Lockheed Martin Corp., Sr. Unsec’d. Notes	3.350%	09/15/21	9,475	$9,818,218
				24,455,924
Apparel 0.6%
VF Corp., Sr. Unsec’d. Notes	2.050	04/23/22	15,000	15,156,245
Auto Manufacturers 4.3%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A	1.850	09/15/21	8,000	7,972,289
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	2.074(c)	08/14/20	5,000	4,977,257
Gtd. Notes, 144A	3.800	04/06/23	10,000	10,423,193
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.200	05/05/20	2,000	2,000,000
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%	2.271(c)	05/05/20	15,000	15,000,000
Gtd. Notes, 144A	3.100	05/04/20	5,000	5,000,000
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	2.196(c)	05/21/20	9,750	9,746,400
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.940%	2.520(c)	03/02/21	8,000	7,797,534

Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.390%	1.701(c)	07/13/20	2,400	2,370,448
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, Secured Overnight Financing Rate+ 0.400%	0.410(c)	10/23/20	5,600	5,567,073
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	1.591(c)	04/13/21	10,000	9,955,407
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	1.677(c)	10/07/21	11,000	10,858,672
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.690%	2.001(c)	01/11/22	550	542,716

Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.770%	2.477(c)	11/13/20	25,000	24,759,306
				116,970,295
Banks 15.0%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.054(c)	11/09/20	600	598,908

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Australia & New Zealand Banking Group Ltd. (Australia), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.490%	2.186%(c)	11/21/22	20,000	$19,547,716

Banco Santander SA (Spain), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.560%	2.871(c)	04/11/22	12,200	11,964,035
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN	2.369(ff)	07/21/21	3,225	3,227,511
Sr. Unsec’d. Notes, MTN	5.000	05/13/21	1,225	1,273,222

Bank of Montreal (Canada), Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%	1.771(c)	04/13/21	7,500	7,489,258
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.050%	1.810(c)	10/30/23	1,927	1,915,202
Sr. Unsec’d. Notes, MTN	1.950	08/23/22	6,700	6,806,733
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes	1.625	05/01/23	14,000	14,000,080
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%	1.672(c)	09/19/22	1,750	1,732,720

Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.730%	1.865(c)	07/20/22	960	947,251
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, Secured Overnight Financing Rate+ 0.800%	0.821(c)	03/17/23	21,000	20,245,158
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	1.461(c)	06/16/22	2,260	2,247,019

Capital One NA, Sr. Unsec’d. Notes	2.150	09/06/22	14,000	13,959,028
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.083(c)	05/01/20	10,000	10,000,000
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.295(c)	05/20/22	4,750	4,704,513

Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	1.596(c)	03/10/22	5,000	4,976,925
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes	3.125	04/26/21	8,000	8,172,442
Sr. Unsec’d. Notes, GMTN	2.500	01/19/21	15,000	15,168,536
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.450%	1.202(c)	02/04/22	18,000	17,419,956
Sr. Unsec’d. Notes	2.100	11/12/21	9,000	9,097,954

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.330%	1.090%(c)	10/30/20	7,000	$6,989,816
Fifth Third Bank NA, Sr. Unsec’d. Notes, MTN	1.800	01/30/23	7,000	7,042,077
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.625	04/25/21	3,200	3,233,711
Huntington National Bank (The), Sr. Unsec’d. Notes	1.800	02/03/23	8,000	8,045,870
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A, MTN	6.500	02/24/21	3,084	3,162,313
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.610%	1.499(c)	06/18/22	10,734	10,633,890
Sr. Unsec’d. Notes	2.750	06/23/20	793	793,634

KeyBank NA/Cleveland OH, Sr. Unsec’d. Notes	1.250	03/10/23	12,500	12,482,737
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	1.995(c)	06/21/21	3,000	2,986,782
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	20,000	20,385,041
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.890%	2.201(c)	01/10/22	400	400,270
National Securities Clearing Corp., Sr. Unsec’d. Notes, 144A	1.200	04/23/23	5,000	5,000,076
PNC Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	1.491(c)	07/27/22	350	345,334
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.325%	2.004(c)	02/24/23	14,000	13,592,282
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.360%	2.053(c)	05/19/20	15,000	15,008,033
Sr. Unsec’d. Notes	2.150	04/29/21	1,385	1,400,906
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	1.150(c)	04/30/21	10,000	9,990,268
Sr. Unsec’d. Notes, MTN	2.150	10/26/20	12,000	12,076,440

Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	2.352(c)	11/15/21	9,000	8,913,874
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	2.625	11/17/20	4,300	4,307,004
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, Secured Overnight Financing Rate+ 0.480%	0.491(c)	01/27/23	2,750	2,656,809
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	1.048(c)	06/11/20	20,000	20,003,086

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Truist Bank,
Sr. Unsec’d. Notes, Secured Overnight Financing Rate+ 0.730%	0.886%(c)	03/09/23	2,750	$2,642,566
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	2.282(c)	05/17/22	17,000	16,811,066

UBS AG (Switzerland), Sr. Unsec’d. Notes, 144A	1.750	04/21/22	12,500	12,563,739
US Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.250%	1.270(c)	07/24/20	12,000	12,003,028
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%	2.123(c)	05/23/22	6,300	6,223,687

Wells Fargo & Co., Sr. Unsec’d. Notes	2.100	07/26/21	10,000	10,092,676
				405,281,182
Beverages 0.6%
Diageo Capital PLC (United Kingdom), Gtd. Notes, 3 Month LIBOR + 0.240%	1.932(c)	05/18/20	5,300	5,302,375
Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21	10,000	10,202,426
				15,504,801
Biotechnology 0.9%
Biogen, Inc., Sr. Unsec’d. Notes	2.900	09/15/20	23,000	23,194,414
Chemicals 1.3%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.750%	2.513(c)	05/01/20	8,300	8,300,000
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	2.169	05/01/23	8,000	8,043,124
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%	2.402(c)	11/15/20	17,350	17,282,582
Sr. Unsec’d. Notes	3.766	11/15/20	1,000	1,009,378
				34,635,084
Commercial Services 0.2%
Verisk Analytics, Inc., Sr. Unsec’d. Notes	5.800	05/01/21	5,000	5,202,145

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Computers 1.8%
Apple, Inc.,
Sr. Unsec’d. Notes	1.700%	09/11/22	5,000	$5,129,358
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.130%	2.813(c)	02/23/21	6,524	6,555,134
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%	1.464(c)	03/12/21	5,000	4,987,929
Sr. Unsec’d. Notes	3.600	10/15/20	10,000	10,063,002

IBM Credit LLC, Sr. Unsec’d. Notes	2.650	02/05/21	3,000	3,046,086
International Business Machines Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%	2.107(c)	05/13/21	18,800	18,781,578
				48,563,087
Cosmetics/Personal Care 1.0%
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	2.150	08/11/22	6,499	6,730,416
Unilever Capital Corp. (United Kingdom), Gtd. Notes	1.800	05/05/20	20,000	20,000,000
				26,730,416
Diversified Financial Services 1.1%
AIG Global Funding, Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.650%	1.748(c)	01/22/21	10,000	9,985,061
American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.700%	2.163(c)	03/03/22	1,561	1,550,570
Capital One Bank USA NA, Sub. Notes	3.375	02/15/23	6,000	6,087,234
Charles Schwab Corp. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.016(c)	05/21/21	10,500	10,462,372
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	2.951	05/25/10(d)	50,000	560,000
				28,645,237
Electric 3.6%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes	2.150	11/13/20	15,000	15,078,684
Sr. Unsec’d. Notes, Series I	3.650	12/01/21	5,051	5,229,360

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.600%	11/01/21	9,250	$9,518,056
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C, 3 Month LIBOR + 0.400%	1.616(c)	06/25/21	9,000	8,894,209
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000	05/15/21	3,500	3,521,370
DTE Energy Co., Sr. Unsec’d. Notes	2.250	11/01/22	27,000	27,496,391
Duke Energy Indiana LLC, First Mortgage	3.750	07/15/20	8,448	8,494,105
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.900	04/01/22	17,500	18,072,050
				96,304,225
Electronics 0.3%
Tyco Electronics Group SA (Switzerland), Gtd. Notes, 3 Month LIBOR + 0.450%	1.764(c)	06/05/20	6,800	6,758,002
Foods 1.8%
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	1.716(c)	04/16/21	4,600	4,575,759
Sr. Unsec’d. Notes	3.200	04/16/21	16,500	16,743,064

Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	10,000	10,096,567
Nestle Holdings, Inc., Gtd. Notes, 144A	3.100	09/24/21	15,500	15,960,612
Tyson Foods, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.130(c)	06/02/20	1,460	1,461,795
				48,837,797
Hand/Machine Tools 0.0%
Stanley Black & Decker, Inc., Gtd. Notes	3.400	12/01/21	1,000	1,024,193

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products 0.2%
Medtronic, Inc., Gtd. Notes	3.150%	03/15/22	2,200	$2,295,982
Stryker Corp., Sr. Unsec’d. Notes	2.625	03/15/21	3,350	3,388,905
				5,684,887
Healthcare-Services 0.6%
Anthem, Inc., Sr. Unsec’d. Notes	2.500	11/21/20	15,000	15,095,480
Insurance 4.7%
AIA Group Ltd. (Hong Kong), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	1.636(c)	09/20/21	24,400	24,050,977
Ambac Assurance Corp., Sub. Notes, 144A	5.100	06/07/20	11	14,184
Chubb INA Holdings, Inc., Gtd. Notes	2.300	11/03/20	6,930	6,962,159
Jackson National Life Global Funding, Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.480%	1.248(c)	06/11/21	16,800	16,700,136
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	3.500	12/29/20	3,485	3,534,665
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	3.450	10/09/21	9,250	9,531,172
Sec’d. Notes, 144A, MTN	3.375	01/11/22	13,750	14,255,667
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	2.057(c)	08/06/21	5,500	5,458,591
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	1.751(c)	07/12/22	16,760	16,501,640
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.300%	1.532(c)	06/26/20	24,600	24,611,499
Sr. Sec’d. Notes, 144A	2.625	11/19/20	1,750	1,763,235

Protective Life Global Funding, Sec’d. Notes, 144A, 3 Month LIBOR + 0.370%	1.681(c)	07/13/20	4,760	4,765,807
				128,149,732
Lodging 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	2.180(c)	12/01/20	8,000	7,863,658

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Construction & Mining 0.9%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	1.700%	08/09/21	1,471	$1,481,811
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.290%	1.544(c)	09/04/20	14,000	13,980,970
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	1.349(c)	12/07/20	9,600	9,574,067
				25,036,848
Machinery-Diversified 1.4%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	1.156(c)	09/10/21	10,600	10,524,493
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.490%	1.263(c)	06/13/22	10,000	9,866,098
Sr. Unsec’d. Notes, MTN	3.900	07/12/21	4,600	4,755,035

Otis Worldwide Corp., Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%	2.088(c)	04/05/23	13,225	12,862,328
				38,007,954
Media 1.5%
Comcast Corp., Gtd. Notes, 3 Month LIBOR + 0.330%	1.763(c)	10/01/20	25,000	25,015,828
TWDC Enterprises 18 Corp., Gtd. Notes, MTN, 3 Month LIBOR + 0.390%	1.644(c)	03/04/22	3,750	3,728,404
Walt Disney Co. (The),
Gtd. Notes, 3 Month LIBOR + 0.250%	1.830(c)	09/01/21	3,000	2,981,208
Gtd. Notes, 3 Month LIBOR + 0.390%	1.970(c)	09/01/22	8,000	7,936,005
				39,661,445
Oil & Gas 3.3%
Exxon Mobil Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.370%	1.371(c)	03/06/22	1,362	1,350,790
Sr. Unsec’d. Notes	1.571	04/15/23	21,000	21,298,713

Phillips 66, Gtd. Notes	3.700	04/06/23	7,200	7,439,316
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	3.450	01/15/21	23,000	23,068,529
Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.750	04/16/22	13,020	13,149,523

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Total Capital International SA (France), Gtd. Notes	2.218%	07/12/21	11,000	$11,096,931
Valero Energy Corp., Sr. Unsec’d. Notes	2.700	04/15/23	12,000	11,982,677
				89,386,479
Pharmaceuticals 4.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.375	11/14/21	4,000	4,128,220
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.350%	2.046(c)	05/21/21	11,000	10,920,558
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.460%	2.153(c)	11/19/21	5,000	4,937,928
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.650%	2.346(c)	11/21/22	4,000	3,927,275

AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	2.375	11/16/20	26,000	26,140,013
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	3.500	06/25/21	7,500	7,621,023
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.200%	1.892(c)	11/16/20	17,800	17,787,290
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.380%	2.072(c)	05/16/22	4,000	3,975,947

Cigna Corp., Gtd. Notes	3.200	09/17/20	9,936	9,998,304
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	3.125	05/14/21	3,550	3,632,839
McKesson Corp., Sr. Unsec’d. Notes	3.650	11/30/20	2,000	2,023,595
Pfizer, Inc.,
Sr. Unsec’d. Notes	1.950	06/03/21	9,100	9,240,200
Sr. Unsec’d. Notes	5.200	08/12/20	7,313	7,379,253
				111,712,445
Pipelines 1.5%
Enterprise Products Operating LLC, Gtd. Notes	3.500	02/01/22	19,250	19,726,228
Kinder Morgan Energy Partners LP, Gtd. Notes	3.500	03/01/21	10,830	10,853,707

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%	02/15/21	2,604	$2,637,150
MPLX LP, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%	1.899(c)	09/09/21	7,000	6,543,011
				39,760,096
Retail 1.2%
AutoZone, Inc., Sr. Unsec’d. Notes	3.700	04/15/22	5,730	5,909,953
Home Depot, Inc. (The), Sr. Unsec’d. Notes	2.625	06/01/22	6,000	6,258,082
McDonald’s Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	1.317(c)	10/28/21	3,100	3,072,353
Walmart, Inc.,
Sr. Unsec’d. Notes	2.850	06/23/20	5,500	5,517,457
Sr. Unsec’d. Notes	3.125	06/23/21	11,717	12,062,984
				32,820,829
Semiconductors 0.4%
Intel Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	2.081(c)	05/11/22	10,000	9,945,950
Software 0.3%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	8,000	8,157,905
Telecommunications 0.6%
Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)	2.233(c)	05/22/20	17,091	17,103,740
Transportation 0.9%
FedEx Corp., Gtd. Notes	3.400	01/14/22	1,000	1,030,197
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	2.500	05/11/20	200	199,924
Sr. Unsec’d. Notes, MTN	2.875	06/01/22	6,000	5,990,666

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
United Parcel Service, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	1.883%(c)	04/01/23	5,144	$5,073,980
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	2.072(c)	05/16/22	11,800	11,718,237
Sr. Unsec’d. Notes	3.125	01/15/21	1,000	1,014,324
				25,027,328
Trucking & Leasing 0.6%
Aviation Capital Group LLC, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	2.530(c)	06/01/21	19,000	17,235,509

Total Corporate Bonds (cost $1,541,202,422)				1,507,913,332

Total Long-Term Investments (cost $2,415,884,328)				2,377,138,351

Shares
Short-Term Investments 10.6%
Affiliated Mutual Fund 0.3%
PGIM Core Ultra Short Bond Fund (cost $8,640,484)(w)	8,640,484	8,640,484

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 2.3%
Barclays Bank PLC, 3 Month LIBOR + 0.450%	1.559%(c)	10/21/20	21,750	21,663,522
BNP Paribas SA, 3 Month LIBOR + 0.250%	2.013(c)	02/01/21	12,000	11,916,303
DNB Bank ASA, 3 Month LIBOR + 0.280%	1.653(c)	10/08/20	9,500	9,505,301
Nordea Bank Abp,
3 Month LIBOR + 0.300%	1.084(c)	06/12/20	10,000	9,993,881
3 Month LIBOR + 0.300%	1.614(c)	06/05/20	9,500	9,501,257

Total Certificates of Deposit (cost $62,747,366)				62,580,264

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper 8.0%
American Electric Power Co., Inc., 144A	3.058%(n)	05/01/20	3,000	$2,999,933
BAT International Finance PLC, 144A	1.506(n)	06/08/20	5,000	4,992,227
Boeing Co. (The), 144A	2.205(n)	11/18/20	21,000	20,643,672
Entergy Corp., 144A	3.277(n)	07/07/20	5,000	4,988,638
General Dynamics Corp., 144A	1.856(n)	06/24/20	5,000	4,991,085
Hewlett Packard Enterprise Co., 144A	3.613(n)	05/04/20	9,000	8,999,089
ING US Funding LLC, 144A, 3 Month LIBOR + 0.170%	1.365(c)	09/23/20	20,000	19,986,038
Marriott International, Inc., 144A	1.847(n)	09/04/20	10,000	9,855,361
Nissan Motor Acceptance Corp.,
144A	1.942(n)	12/11/20	5,000	4,889,063
144A	1.963(n)	12/15/20	5,000	4,886,677
144A	1.973(n)	12/14/20	7,500	7,330,900
Parker-Hannifin Corp.,
144A	3.265(n)	05/22/20	8,000	7,999,037
144A	3.318(n)	05/29/20	7,000	6,998,134

PepsiCo, Inc., 144A	2.281(n)	10/30/20	20,000	19,908,195
Pfizer, Inc., 144A	2.459(n)	05/18/20	15,000	14,998,995
Shell International Finance BV,
144A	2.037(n)	06/29/20	5,000	4,991,000
144A	2.037(n)	06/30/20	10,000	9,981,700
144A	2.635(n)	10/05/20	10,000	9,944,129

Starbucks Corp., 144A	1.966(n)	06/10/20	15,000	14,978,817
TransCanada PipeLines Ltd., 144A	1.507(n)	06/25/20	10,000	9,978,113
Walgreens Boots Alliance, Inc.,
144A	1.847(n)	08/28/20	2,000	1,986,667
144A	2.096(n)	09/10/20	10,000	9,926,111
144A	2.097(n)	09/15/20	10,000	9,923,333

Total Commercial Paper (cost $216,251,209)				216,176,914

Total Short-Term Investments (cost $287,639,059)				287,397,662

TOTAL INVESTMENTS 98.7% (cost $2,703,523,387)				2,664,536,013
Other assets in excess of liabilities(z) 1.3%				34,847,979

Net Assets 100.0%				$2,699,383,992

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
AMBAC	American Municipal Bond Assurance Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
USOIS	United States Overnight Index Swap

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Interest rate swap agreements outstanding at April 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
29,000	05/04/20	1.713%(S)	3 Month LIBOR(1)(Q)	$150,042	$(121,370)	$(271,412)
60,200	06/15/20	1.035%(S)	3 Month LIBOR(1)(Q)	1,034,058	(197,155)	(1,231,213)
83,000	11/02/20	2.806%(S)	3 Month LIBOR(1)(Q)	(801,961)	(1,796,986)	(995,025)
109,000	11/10/20	1.943%(S)	3 Month LIBOR(1)(Q)	933,590	(1,435,028)	(2,368,618)
30,943	12/21/20	3.008%(S)	3 Month LIBOR(1)(Q)	(263,857)	(787,293)	(523,436)
22,854	03/11/21	2.850%(S)	3 Month LIBOR(1)(Q)	(207,181)	(551,264)	(344,083)
173,790	05/09/21	2.855%(S)	3 Month LIBOR(1)(Q)	(774,544)	(6,073,222)	(5,298,678)
26,500	07/27/21	2.929%(S)	3 Month LIBOR(1)(Q)	(440,672)	(1,026,226)	(585,554)
95,600	10/02/21	1.898%(S)	3 Month LIBOR(1)(Q)	2,013,686	(2,035,688)	(4,049,374)
22,000	10/04/21	3.046%(S)	3 Month LIBOR(1)(Q)	(535,710)	(849,006)	(313,296)
33,301	01/11/22	2.672%(S)	3 Month LIBOR(1)(Q)	(135,630)	(1,530,944)	(1,395,314)
7,000	01/24/22	2.426%(S)	3 Month LIBOR(1)(Q)	—	(293,228)	(293,228)
24,550	04/01/22	2.265%(S)	3 Month LIBOR(1)(Q)	11,634	(902,279)	(913,913)

PGIM Core Short-Term Bond Fund
Schedule of Investments  (unaudited) (continued)
as of April 30, 2020
Interest rate swap agreements outstanding at April 30, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
49,030	04/12/22	2.357%(S)	3 Month LIBOR(1)(Q)	$(286,839)	$(1,912,968)	$(1,626,129)
74,000	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	(116,415)	(2,903,077)	(2,786,662)
18,500	08/22/22	1.421%(S)	3 Month LIBOR(1)(Q)	(17,603)	(455,711)	(438,108)
59,800	09/03/22	1.919%(S)	3 Month LIBOR(1)(Q)	(586,731)	(2,256,694)	(1,669,963)
15,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)	—	(524,642)	(524,642)
18,500	05/11/23	2.250%(A)	1 Day USOIS(1)(A)	(941,778)	(1,358,713)	(416,935)
				$(965,911)	$(27,011,494)	$(26,045,583)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).